Business Combinations - Summary of Allocation of Purchase Price (Detail) - USD ($)	Dec. 31, 2023	Aug. 09, 2023
Business Acquisition [Line Items]
Goodwill	$ 19,188,278
AxoBio [Member]
Business Acquisition [Line Items]
Total estimated value of consideration transferred		$ 43,135,082
Cash and cash equivalents		662,997
Accounts receivable		18,296,000
Prepaid expenses		170,604
Inventories		10,600,000
Property and equipment		81,846
Intangible assets		23,260,000
Total assets		53,071,447
Accounts payable		12,767,909
Accrued interest		146,829
Other accrued expenses		1,390,278
Loan payable		1,498,000
Related party loans		5,610,000
Deferred tax liabilities		7,711,627
Net assets to be acquired		23,946,804
Goodwill		$ 19,188,278